Income Taxes - Reconciliation Between Luxembourg Statutory Rate and Liberian Statutory Rate and Our Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Statutory rate	29.20%	29.20%	28.80%
Effect of tax rates different than the Luxembourg statutory tax rate	(17.50%)	27.10%	6.80%
Change in valuation allowance	10.20%	(9.00%)	3.40%
Adjustments related to prior years	(2.40%)	(0.40%)	0.00%
Effective tax rate	19.50%	46.90%	39.00%